SUMMARY PROSPECTUS

Lord Abbett
Calibrated Dividend Growth Fund
(formerly Capital Structure Fund)

SEPTEMBER 27, 2012

CLASS/TICKER
CLASS A	LAMAX	CLASS F	LAMFX	CLASS R2	LAMQX
CLASS B	LAMBX	CLASS I	LAMYX	CLASS R3	LAMRX
CLASS C	LAMCX	CLASS P	LAMPX

Before you invest, you may want to review the Fund’s prospectus and statement of additional information, which contain more information about the Fund and its risks. You can find the Fund’s prospectus, statement of additional information and other information about the Fund at www.lordabbett.com/documentsandliterature. You can also get this information at no cost by calling 888-522-2388 (Option #2) or by sending an email request to literature@lordabbett.com. The current prospectus and statement of additional information dated September 27, 2012, as may be supplemented from time to time, are incorporated by reference into this summary prospectus.

INVESTMENT OBJECTIVE

The Fund’s investment objective is to seek current income and capital appreciation.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial professional and in “Sales Charge Reductions and Waivers” on page 68 of the prospectus and “Purchases, Redemptions, Pricing, and Payments to Dealers” on page 8-1 of the statement of additional information (“SAI”).

Shareholder Fees (Fees paid directly from your investment)

Class	A	B	C	F, I, P, R2, and R3

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None(1)	5.00%	1.00%(2)	None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Class	A	B	C	F	I	P	R2	R3

Management Fees	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%

Distribution and Service (12b-1) Fees	0.25%(3)	1.00%	1.00%	0.10%	None	0.45%	0.60%	0.50%

Other Expenses	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%

Total Annual Fund Operating Expenses	1.22%(3)	1.97%	1.97%	1.07%	0.97%	1.42%	1.57%	1.47%

Management Fee Waiver and/or Expense Reimbursement(4)	(0.37)%	(0.37)%	(0.37)%	(0.37)%	(0.37)%	(0.37)%	(0.37)%	(0.37)%

Total Annual Fund Operating Expenses After Management Fee Waiver and/or Expense Reimbursement(4)	0.85%	1.60%	1.60%	0.70%	0.60%	1.05%	1.20%	1.10%

(1)

A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month of the one-year anniversary of the purchase.

(2)	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.
(3)	This amount has been updated from fiscal year amounts to reflect current fees and expenses.
(4)

For the period from September 27, 2012 through March 31, 2014, Lord Abbett has contractually agreed to waive all or a portion of its management fee and administrative services fee and, if necessary, reimburse the Fund’s other expenses to the extent necessary so that the total net annual operating expenses for each class, excluding 12b-1 fees, do not exceed an annual rate of 0.60%. This agreement may be terminated only upon the approval of the Fund’s Board of Directors.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same (except that the example takes into account the contractual management fee waiver and expense reimbursement agreement between the Fund and Lord, Abbett & Co. LLC (“Lord Abbett”) for the term of the agreement). The example assumes a deduction of the applicable contingent deferred sales charge (“CDSC”) for the one-year, three-year, and five-year periods for Class B shares and for the one-year period for Class C shares. Class B shares automatically convert to Class A shares after approximately eight years.

SUMMARY – CALIBRATED DIVIDEND GROWTH FUND

The expense example for Class B shares for the ten-year period reflects the conversion to Class A shares. The first example assumes that you redeem all of your shares at the end of the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs (including any applicable CDSC) would be as shown below. The second example assumes that you do not redeem and instead keep your shares.

Class	If Shares Are Redeemed				If Shares Are Not Redeemed

	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

Class A Shares	$657	$887	$1,155	$1,920	$657	$887	$1,155	$1,920

Class B Shares	$663	$863	$1,210	$2,055	$163	$563	$1,010	$2,055

Class C Shares	$263	$563	$1,010	$2,250	$163	$563	$1,010	$2,250

Class F Shares	$72	$284	$535	$1,254	$72	$284	$535	$1,254

Class I Shares	$61	$252	$481	$1,138	$61	$252	$481	$1,138

Class P Shares	$107	$393	$722	$1,653	$107	$393	$722	$1,653

Class R2 Shares	$122	$440	$801	$1,819	$122	$440	$801	$1,819

Class R3 Shares	$112	$409	$749	$1,709	$112	$409	$749	$1,709

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 22.87% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests principally in equity securities of large and mid-sized companies that have a history of increasing dividends and that have the potential for capital appreciation. The Fund’s portfolio management team uses fundamental research and quantitative analysis to select the Fund’s investments, while seeking to maintain an investment portfolio with industry, sector, and capitalization weightings and other portfolio characteristics that generally are similar to those of the S&P 900 10-Year Dividend Growth Index (the “Dividend Growth Index”). The Dividend Growth Index is the exclusive property of Standard & Poor’s Financial Services LLC (“S&P”). Under a contract with Lord Abbett, S&P administers, maintains, and calculates the Dividend Growth Index. S&P and its affiliates will have no liability for any errors or omissions in calculating the Dividend Growth Index.

The Fund focuses on U.S. large and mid-sized companies that historically have grown their dividends over time, which represent a relatively narrow market segment compared to the broader U.S. equity markets. The Fund also may invest

SUMMARY – CALIBRATED DIVIDEND GROWTH FUND

to a lesser extent in foreign companies. Under normal market conditions, the Fund’s investments primarily include the following types of securities and other financial instruments:

•

Equity securities of large and mid-sized companies. Equity securities may include common stocks, preferred stocks, and equity interests in trusts, partnerships, joint ventures, and limited liability companies. The Fund considers equity securities to include rights offerings and investments that convert into the equity securities described above.

•

Dividend paying securities issued by companies that pay out a portion of their profits to shareholders instead of reinvesting all their profits in their businesses. Although issuers of dividend paying securities may include fast growing companies, they more commonly consist of “value” companies whose securities have the potential for investment return because they are underpriced or undervalued according to certain financial measurements of intrinsic worth or business prospects.

The Fund generally will sell a security when the Fund believes the security is less likely to benefit from the current market and economic environment, shows signs of deteriorating fundamentals, or has reached its valuation target, among other reasons. The Fund seeks to remain fully invested in accordance with its investment objective; however, in response to adverse economic, market or other unfavorable conditions, the Fund may invest its assets in a temporary defensive manner.

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund. The principal risks of investing in the Fund, which could adversely affect its performance, include:

•

Investment Strategy Risk: If the Fund’s fundamental research and quantitative analysis fail to produce the intended result, the Fund may suffer losses or underperform its benchmark or other funds with the same investment objective or strategies, even in a rising market. In addition, the Fund’s strategy of focusing on the relatively narrow market segment of dividend paying companies means the Fund will be more exposed to risks associated with that particular market segment than a fund that invests more widely.

SUMMARY – CALIBRATED DIVIDEND GROWTH FUND

•

Equity Risk: Common stocks and other equity securities, as well as equity-like securities such as convertible bonds, may experience significant volatility. Such securities may fall sharply in response to adverse events affecting overall markets, a particular industry or sector, or an individual company’s financial condition.

•

Dividend Risk: Securities of dividend paying companies may become less available for purchase, limiting the Fund’s ability to produce current income and increasing the volatility of the Fund’s returns. At times, the performance of dividend paying companies may lag the performance of other companies or the broader market as a whole. In addition, a company’s dividend payments may vary over time, and there is no guarantee that a company will pay a dividend at all.

•	Large Company Risk: As compared to smaller successful companies, larger companies may be less able to respond quickly to certain market developments and may have slower rates of growth.

•

Mid-Sized Company Risk: Securities of mid-sized companies generally involve greater risks than investments in larger companies. Mid-sized companies may have limited management experience or depth, limited access to capital, or limited products or services, or operate in markets that have not yet been established. Mid-sized company securities tend to be more volatile and less liquid than equity securities of larger companies.

•	Value Investing Risk: The prices of value stocks may lag the stock market for long periods of time if the market fails to recognize the company’s intrinsic worth.

•

Foreign Company Risk: The Fund’s investments in foreign companies and in U.S. companies with economic ties to foreign markets generally involve special risks that can increase the likelihood that the Fund will lose money. For example, as compared with companies organized and operated in the U.S., these companies may be more vulnerable to economic, political, and social instability. In addition, they may be subject to less government supervision.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information on the principal risks of the Fund, please see the “More Information About the Funds – Principal Risks” section in the prospectus.

SUMMARY – CALIBRATED DIVIDEND GROWTH FUND

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund’s Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund’s other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

The bar chart and table show performance of the Fund during periods when the Fund operated under the name “Lord Abbett Capital Structure Fund” and invested in a mix of equity and fixed income securities. Effective on or about September 27, 2012, the Fund will implement its present dividend-oriented equity strategy. This change is likely to affect the Fund’s performance in the future.

Bar Chart (per calendar year) — Class A Shares*

Best Quarter 4th Q ‘03 +12.47%	Worst Quarter 3rd Q ’11 -13.93%

*	The year-to-date return for Class A shares as of June 30, 2012 was 6.67%.

The table below shows how the average annual total returns of the Fund compare to the returns of securities indices. The Fund believes that the Dividend Growth Index is a more appropriate index than the 60% S&P 500 Index/40% Barclays Capital U.S. Aggregate Bond Index, in light of the composition of the Fund’s portfolio following implementation of its dividend oriented equity strategy. Because the Dividend Growth Index more closely reflects the market

SUMMARY – CALIBRATED DIVIDEND GROWTH FUND

segment in which the Fund invests, the Fund will remove the 60% S&P 500 Index/40% Barclays Capital U.S. Aggregate Bond Index from the performance table in the future.

The Fund’s average annual total returns include applicable sales charges as follows: for Class A shares, the current maximum front-end sales charge of 5.75%; for Class B shares, the current CDSC of 4.00% for the one-year period and 1.00% for the five-year period; and for Class C shares, the performance shown is at net asset value (“NAV”) because there is no CDSC for Class C shares for any period one year or greater. There are no sales charges for Class F, I, P, R2, and R3 shares. Class B shares automatically convert to Class A shares at approximately eight years after purchase. All returns for Class B shares for periods greater than eight years reflect this conversion.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax- deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

SUMMARY – CALIBRATED DIVIDEND GROWTH FUND

Average Annual Total Returns (for the periods ended December 31, 2011)

Class	1 Year	5 Years	10 Years	Life of Class	Inception Date for Performance

Class A Shares

Before Taxes	-5.98%	-0.07%	4.52%	–

After Taxes on Distributions	-6.57%	-0.96%	3.67%	–

After Taxes on Distributions and Sale of Fund Shares	-3.59%	-0.39%	3.59%	–

Class B Shares	-4.71%	0.31%	4.60%	–

Class C Shares	-0.78%	0.49%	4.48%	–

Class F Shares	0.11%	–	–	0.09%	9/28/2007

Class I Shares	0.21%	1.48%	5.52%	–

Class P Shares	-0.33%	1.03%	5.06%	–

Class R2 Shares	-0.41%	–	–	-0.26%	9/28/2007

Class R3 Shares	-0.36%	–	–	-0.30%	9/28/2007

Index

S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	2.11%	-0.25%	2.92%	-2.32%	9/28/2007

S&P 900 10-Year Dividend Growth Index* (reflects no deduction for fees, expenses, or taxes)	–	–	–	–	–

60% S&P 500® Index / 40% Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	4.69%	2.84%	4.40%	1.70%	9/28/2007

*	The table does not show any returns for the Dividend Growth Index because the inception of the Dividend Growth Index was in 2012.

MANAGEMENT

Investment Adviser. The Fund’s investment adviser is Lord, Abbett & Co. LLC.

Portfolio Managers. The portfolio managers jointly and primarily responsible for the day-to-day management of the Fund are:

Portfolio Manager/Title	Member of the Investment Management Team Since

Walter H. Prahl, Partner and Director	2012

Frederick J. Ruvkun, Partner and Director	2012

SUMMARY – CALIBRATED DIVIDEND GROWTH FUND

PURCHASE AND SALE OF FUND SHARES

The minimum initial and additional amounts shown below vary depending on the class of shares you buy and the type of account. Certain financial intermediaries may impose different restrictions than those described below. Class B shares no longer are available for purchase by new or existing investors and only will be issued in connection with (i) an exchange of Class B shares from another Lord Abbett Fund or (ii) a reinvestment of a dividend and/or capital gain distribution. For Class I shares, the minimum investment shown below applies to certain types of institutional investors, but does not apply to registered investment advisers or retirement and benefit plans otherwise eligible to invest in Class I shares. Class P shares are closed to substantially all new investors. See “Choosing a Share Class – Investment Minimums” in the prospectus for more information.

Investment Minimums — Initial/Additional Investments

Class	A and C	F, P, R2, and R3	I

General and IRAs without Invest-A-Matic Investments	$1,000/No minimum	No minimum	$1 million minimum

Invest-A-Matic Accounts	$250/$50	N/A	N/A

IRAs, SIMPLE and SEP Accounts with Payroll Deductions	No minimum	N/A	N/A

Fee-Based Advisory Programs and Retirement and Benefit Plans	No minimum	No minimum	No minimum

You may sell (redeem) shares through your securities broker, financial professional or financial intermediary. If you have direct account access privileges, you may redeem your shares by contacting the Fund in writing at P.O. Box 219336, Kansas City, MO 64121, by calling 888-522-2388 or by accessing your account online at www.lordabbett.com.

TAX INFORMATION

A Fund’s distributions, if any, generally are taxable to you as ordinary income, capital gains or a combination of the two, and also may be subject to state and local taxes. Certain taxes on distributions may not apply to tax exempt investors or tax deferred accounts, such as a 401(k) plan or an IRA.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or

SUMMARY – CALIBRATED DIVIDEND GROWTH FUND

other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

SUMMARY – CALIBRATED DIVIDEND GROWTH FUND

Investment Company Act File Number: 811-06650

00088586 CD-7SUM (9/12)